TRADE PAYABLES AND ACCRUED LIABILITIES	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
TRADE PAYABLES AND ACCRUED LIABILITIES

10. TRADE PAYABLES AND ACCRUED LIABILITIES

As at	March 31, 2026	December 31, 2025
Trade accounts payable	$1,138,666	$667,396
Accrued liabilities	3,121,581	2,729,947
	$4,260,247	$3,397,343

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2026

Expressed in Canadian Dollars (unaudited)